NYSE Regulation

CERTARCA

[redacted]

11000263

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

VIA FACSIMILE AND U.S. MAIL
June 16, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: PIMCO ETF Trust
CIK: 0001450011
Filer No.: 001-34366
Filing: Form 8-A filed 6/10/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on June 8, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

PIMCO 0-5 Year High Yield Corporate Bond Index Fund, $0.001 par value per share

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Listing Compliance